Available-for-sale investments (Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 31,366	$ 26,763
Gross unrealized gains	75	143
Gross unrealized losses	(329)	(174)
Estimated fair value	31,112	26,732
U.S. Treasury securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,298	3,632
Gross unrealized gains	0	22
Gross unrealized losses	(24)	(8)
Estimated fair value	4,274	3,646
Other government-related debt securities - U.S. [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	536	530
Gross unrealized gains	0	1
Gross unrealized losses	(2)	(3)
Estimated fair value	534	528
Other government-related debt securities - Foreign and other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,768	1,572
Gross unrealized gains	7	21
Gross unrealized losses	(36)	(24)
Estimated fair value	1,739	1,569
Corporate debt securities - Financial [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,904	6,036
Gross unrealized gains	7	21
Gross unrealized losses	(40)	(16)
Estimated fair value	7,871	6,041
Corporate debt securities - Industrial [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,961	6,394
Gross unrealized gains	11	23
Gross unrealized losses	(136)	(66)
Estimated fair value	7,836	6,351
Corporate debt securities - Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	905	650
Gross unrealized gains	1	3
Gross unrealized losses	(21)	(4)
Estimated fair value	885	649
Residential mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,484	1,708
Gross unrealized gains	1	4
Gross unrealized losses	(15)	(10)
Estimated fair value	1,470	1,702
Other mortgage- and asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,524	1,837
Gross unrealized gains	0	0
Gross unrealized losses	(55)	(41)
Estimated fair value	2,469	1,796
Money market mutual funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,370	3,004
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Estimated fair value	3,370	3,004
Other short-term interest-bearing securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	528	1,302
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Estimated fair value	528	1,302
Total interest-bearing securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	31,278	26,665
Gross unrealized gains	27	95
Gross unrealized losses	(329)	(172)
Estimated fair value	30,976	26,588
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	88	98
Gross unrealized gains	48	48
Gross unrealized losses	0	(2)
Estimated fair value	$ 136	$ 144